Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Annual repayment for 2019	$ 69,215
Annual repayment for 2020	219,177
Annual repayment for 2021	285,288
Annual repayment for 2022	85,287
Annual repayment for 2023	100,558
Annual repayment for 2024 and thereafter	640,977
Total	$ 1,400,502	$ 1,316,554